UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



                    Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Tiger Veda Management, LLC

Address:  101 Park Ave
          New York, New York 10178
          Attention: Manish Chopra


13F File Number: 028-12143

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Manish Chopra
Title:  Managing Member
Phone:  212-984-2475


Signature, Place and Date of Signing:

/s/ Manish Chopra               New York, New York          August 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                2

Form 13F Information Table Entry Total:           15

Form 13F Information Table Value Total:           $194,674
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


Form 13F File Number                       Name
--------------------                       ----

(1) 028-12144                              Tiger Veda Global, L.P.
(2) 028-12700                              Tiger Veda L.P.


                                                    FORM 13F INFORMATION TABLE
                                                    Tiger Veda Management, LLC
                                                          June 30, 2012

COLUMN 1                          COLUMN 2       COLUMN 3    COLUMN 4        COLUMN 5      COLUMN 6     COLUMN 7       COLUMN 8

                                   TITLE                      VALUE   SHRS OR  SH/ PUT/   INVESTMENT     OTHER    VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS         CUSIP      (X1000)  PRN AMT  PRN CALL   DISCRETION     MANGRS  SOLE  SHARED  NONE
APPLE INC                      COM               037833100   22,653    38,790  SH        SHARED-DEFINED  01, 02        38,790
ASCENT CAP GROUP INC           COM SER A         043632108    7,033   135,909  SH        SHARED-DEFINED  01, 02       135,909
BARRICK GOLD CORP              COM               067901108   15,321   407,800  SH        SHARED-DEFINED  01, 02       407,800
CARNIVAL CORP                  PAIRED CTF        143658300    6,546   191,000  SH        SHARED-DEFINED  01, 02       191,000
CHARTER COMMUNICATIONS INC D   CL A NEW          16117M305   10,429   147,163  SH        SHARED-DEFINED  01, 02       147,163
GOOGLE INC                     CL A              38259P508   20,592    35,500  SH        SHARED-DEFINED  01, 02        35,500
GRACE W R & CO DEL NEW         COM               38388F108   11,957   237,000  SH        SHARED-DEFINED  01, 02       237,000
HARRY WINSTON DIAMOND CORP     COM               41587B100    6,475   570,000  SH        SHARED-DEFINED  01, 02       570,000
LORAL SPACE & COMMUNICATNS I   COM               543881106   35,027   520,077  SH        SHARED-DEFINED  01, 02       520,077
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT    55608B105   20,421   613,437  SH        SHARED-DEFINED  01, 02       613,437
MARKET VECTORS ETF TR          GOLD MINER ETF    57060U100    4,611   103,000  SH        SHARED-DEFINED  01, 02       103,000
PHILLIPS 66                    COM               718546104    6,582   198,000  SH        SHARED-DEFINED  01, 02       198,000
QIHOO 360 TECHNOLOGY CO LTD    ADS               74734M109    6,069   351,000  SH        SHARED-DEFINED  01, 02       351,000
SCORPIO TANKERS INC            SHS               Y7542C106    5,808   908,983  SH        SHARED-DEFINED  01, 02       908,983
SEACOR HOLDINGS INC            COM               811904101   15,150   169,500  SH        SHARED-DEFINED  01, 02       169,500




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